S000000601 [Member] Annual Fund Operating Expenses - Nuveen Wisconsin Municipal Bond Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Nuveen Wisconsin Municipal Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.55%	[1]
Component2 Other Expenses	0.24%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.35%
Nuveen Wisconsin Municipal Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.55%	[1]
Component2 Other Expenses	0.24%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.15%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.55%	[1]
Component2 Other Expenses	0.24%
Expenses (as a percentage of Assets)	2.30%
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	2.15%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.65% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Trustees of the Fund.